EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 16, 2016 (Accession No. 0001193125-16-506041), to the Prospectus and Statement of Additional Information dated November 6, 2015, for Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF, each a series of DBX ETF Trust.